RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Related Party Agreements and Transactions in the Consolidated Statements of Income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2024	2023	2022
Revenues
Power purchase and revenue agreements	$68	$10	$72

Other income
Interest income	$42	$29	$9
Distribution income	3	7	—
	$45	$36	$9

Direct operating costs
Energy purchases(1)	$(27)	$(19)	$(22)
Energy marketing fee & other services	(2)	(2)	(7)
	$(29)	$(21)	$(29)

Interest expense
Borrowings and distributions(2)	$(462)	$(140)	$(94)

Other
Other related party services (expense) income	$(5)	$3	$(4)
Financial instrument gain	2	9	4
	$(3)	$12	$—

Management service costs	$(106)	$(88)	$(169)
(1)Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements to appoint the partnership as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in power purchase prices. The company recognized nil (2023: nil 2022: nil) gains associated with agency arrangements which have been excluded from energy purchases. As of April 1, 2021, the agency arrangements were transferred from the partnership to the company upon the closing of Energy Marketing Internalization.
(2)Includes distributions on BEPC exchangeable shares, class A.2 exchangeable shares and BRHC class C shares of $14 million, $49 million and $293 million, respectively. (2023: $60 million, nil and nil, respectively. 2022: $57 million, nil and nil, respectively).

Summary of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2024	2023
Current assets
Due from related parties
Amounts due from	Brookfield	$30	$39
	The partnership	1,363	1,366
	Equity-accounted investments and other	11	22
		$1,404	$1,427

Non-current assets
Financial instrument assets	Brookfield	$—	$170

Due from related parties
Amounts due from	The partnership	$9	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$34	$26
	The partnership	480	238
	Brookfield Wealth Solutions and associates	24	184
	Equity-accounted investments and other	6	8
		$544	$456

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$53	$79
	The partnership	$452	$850
	Brookfield Wealth Solutions and associates	$34	$—
	Equity-accounted investments and other	$2	$1
		541	930

Non-recourse borrowings	Brookfield Wealth Solution and associates	13	14